Commitments and Contingencies - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease costs	$ 2,150	$ 481	$ 5,948	$ 1,675
Variable Lease Costs	359	258	1,211	732
Short-term Lease Costs	409	181	921	626
Total Lease Costs	$ 2,918	$ 920	$ 8,080	$ 3,033